STOCK BASED COMPENSATION PLANS (10K) - Options outstanding and exercisable (Details 6) - Stock options - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number, Options Outstanding	610,141	538,888	120,000
Number, Exercisable Options	298,893	33,335
Weighted average exercise price, Options Outstanding	$ 1.35	$ 1.33	$ 1.49
Weighted average exercise price, Exercisable Options	$ 1.87	$ 2.05
Aggregate intrinsic value, Options Outstanding	$ 1,341,828	$ 451,177	$ 7,200
Aggregate intrinsic value, Exercisable Options	$ 717,343	$ 21,668
Weighted average contractual term, Options Outstanding	5 years 5 months 1 day	6 years 2 months 16 days	6 years 11 months 19 days
Weighted average contractual term, Exercisable Options	5 years 2 months 1 day	5 years 11 months 19 days
Share price of option outstanding and exercisable as of June 30	$ 4.27	$ 2.70	$ 2.11	$ 1.68	$ 1.64